Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
12. Earnings per share
Basic and diluted earnings per share are calculated as the ratio of net profit or (loss) attributable to the shareholders of the Company by the weighted average number of outstanding ordinary shares (basic and diluted) of the Company.
In accordance with IAS 33 — Earnings per share, for the calculation of both basic earnings per share and diluted earnings per share the number of ordinary and potential ordinary shares outstanding for all periods reflects the Share Split performed as part of the Business Combination. For additional information related to the Business Combination please refer to Note 1 — General information.
The following table summarizes the amounts used to calculate basic and diluted earnings per share:

	For the years ended December 31,
(€ thousands, except per share data )	2023	2022	2021
Profit/(Loss) attributable to shareholders of the Parent Company	121,529	51,482	(136,001)

Weighted average number of shares for basic earnings per share	247,015,882	237,545,736	203,499,933
Adjustments for calculation of diluted earnings per share:
Long-Term Incentive Awards 2022-2025 (1)	1,775,976	946,990	—
CEO 2022-2024 PSUs (2)	1,149,273	1,031,673	—
CEO remuneration in shares (3)	1,134,108	1,081,513	—
IPO PSUs (4)	790,000	—	—
Long-term equity incentives (5)	307,242	—
Non-executive directors remuneration in shares (6)	149,836	41,601	—
2023 Restricted Stock Units Plan (7)	41,452	—	—
Weighted average number of shares for diluted earnings per share	252,363,769	240,647,513	203,499,933

Basic earnings per share in Euro	0.49	0.22	(0.67)
Diluted earnings per share in Euro	0.48	0.21	(0.67)
For the year ended December 31, 2023 and 2022, the diluted weighted average number of shares outstanding was increased to take into consideration the theoretical effect of the potential ordinary shares relating to equity awards granted by the Group, to the extent to which they are dilutive. All potential ordinary shares are assumed converted into ordinary shares at the beginning of the period or, if later, at the date of grant of the potential ordinary shares. The adjustments for the calculation of the weighted average number of shares for diluted earnings per share are further explained below. For additional information see also Note 37 — Share-based payments.
(1)Long-Term Incentive Awards 2022-2025 — Performance share units (“PSUs”) and retention restricted share units (“RSUs”) granted to the Group’s senior management (excluding the CEO) (“Senior Management Team”), which in the case of the PSUs are considered to be potential ordinary shares if the performance conditions relating to Adjusted EBIT and adjusted net financial indebtedness/(cash surplus) targets would have been met based on the Group’s performance up to the reporting date, and in the case of the RSUs are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(2)CEO 2022-2024 PSUs — Performance share units (PSUs) granted to the CEO, which are considered to be potential ordinary shares if the performance conditions relating to Adjusted EBIT and adjusted net financial indebtedness/(cash surplus) targets would have been met based on the Group’s performance up to the reporting date.
(3)CEO remuneration in shares — Potential ordinary shares from the exercise of the share purchase rights of all or part of the CEO’s fixed remuneration.
(4)IPO PSUs — PSUs related to the Company’s public listing, granted to the CEO and certain members of the Senior Management Team, which are considered to be potential ordinary shares if the performance market conditions have been met and if the recipient was still employed by the Group at the reporting date.
(5)Long-term equity incentives — Potential ordinary shares of the Company granted to Senior Management Team equal to a value of $7,500 thousand, that will be assigned in 2024, which are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(6)Non-executive directors remuneration in shares — Potential ordinary shares of the Company granted to the non-executive directors for 50% of their annual base remuneration for services provided in 2022 and 2023 and that will be assigned to the recipients in 2024 and 2025.
(7)2023 Restricted Stock Units Plan — RSUs granted to Senior Management Team, which are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
For the year ended December 31, 2021, as a result of the loss for the year, in accordance with IAS 33, the theoretical effect that would arise if all the outstanding stock options and warrants were exercised (represented by 1,417,947 weighted average potentially diluted shares) were not taken into consideration in the calculation of diluted loss per share as this would have had an anti-dilutive effect.